Earnings per share - summary of reconciliation of earnings used to calculate earnings per share (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Earnings attributable to owners of the parent	£ 3,190	£ 4,512
Coupon on perpetual hybrid bonds	(38)	(29)
Tax on coupon on perpetual hybrid bonds	10	7
Earnings	£ 3,162	£ 4,490